Financial instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial instruments [Text Block]

20. Financial instruments

Fair value of financial instruments

The fair values of KWESST's cash, trade and other receivables, accounts payables and accrued liabilities, lease deposits (included in non-current other assets), related parties, and convertible notes approximate carrying value because of the short-term nature of these instruments.

The lease deposits, convertible notes, and lease obligations were recorded at fair value at initial recognition. Subsequently, these were measured at amortized cost and accreted to their nominal value over their respective terms.

Financial derivative liabilities are the only instruments classified as a Level 2 in the fair value hierarchy, as a result of measuring its fair value at each reporting date using the Black-Scholes pricing model. Under IFRS, the levels of fair value hierarchy is as follows:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3: inputs for the asset or liability that are not observable market data (unobservable inputs).

Financial risk management

The Company is exposed to a number of financial risks arising through the normal course of business as well as through its financial instruments. The Company's overall business strategies, tolerance of risk and general risk management philosophy are determined by the directors in accordance with prevailing economic and operating conditions.

(a) Interest rate risk

Interest rate risk is the risk that the fair value of cash flows of a financial instrument will fluctuate because of changes in market interest rates. KWESST's related party loans have fixed interest rate terms and therefore KWESST is not exposed to interest rate risk.

(b) Foreign currency risk

Foreign currency risk is the risk that the future cash flows or fair value of the Company's financial instruments that are denominated in a currency that is not KWESST's functional currency will fluctuate due to a change in foreign exchange rates.

For the nine months ended September 30 2020, KWESST's revenue was substantially denominated in US dollar driven by contracts with U.S. prime contractors in the defense sector. Accordingly, KWESST is exposed to the US dollar currency. A significant change in the US dollar currency could have a significant effect on KWESST's financial performance, financial position and cash flows. Currently, KWESST does not use derivative instruments to hedge its US dollar exposure.

At September 30, 2020, KWESST had the following net US dollar exposure:

Total USD
Assets	$222,262
Liabilities	(88,019)
Net exposure at September 30, 2020	$134,243

Impact to profit or loss if 5% movement in the US dollar	$6,712

During the nine months ended September 30, 2020, KWESST recorded foreign exchange loss of $13,937 (12 months in 2019: $982 loss)

(c) Credit risk

Credit risk is the risk of financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligations. KWESST's credit risk exposure is limited to cash, and trade and other receivables. Refer to Note 5 for the breakdown of KWESST's trade and other receivables. KWESST enters into contracts with large, financially sound US general contractors, which mitigates the credit risk. Since September 30, 2020, KWESST has fully collected from the U.S. customer. The remaining receivable is due from the Canadian Federal and Provincial Government for sales tax recoverable and investment tax credits.

(d) Liquidity risk

Liquidity risk is the risk that KWESST will be unable to meet its financial obligations as they become due. KWESST's objective is to ensure that it has sufficient cash to meet its near term obligation when they become due, under both normal and stressed condition, without incurring unacceptable losses or risking reputational damage to KWESST. A key risk in managing liquidity is the degree of uncertainty in KWESST's cash flows due to its early stage in operations and the need for additional capital to fund its business strategies (see Note 2(a)).

At September 30, 2020, KWESST had approximately $3.1 million cash and $2.9 million in working capital (current assets less current liabilities).

22. Financial instruments

Fair value of financial instruments

The fair values of our cash, restricted short-term investment, trade and other receivables, accounts payable and accrued liabilities, deposit (included in non-current other assets), and related party loans approximate carrying value because of the short-term nature of these instruments.

Under IFRS, the levels of fair value hierarchy is as follows:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3: inputs for the asset or liability that are not observable market data (unobservable inputs).

The lease deposit, lease obligations, accrued royalties liability, and borrowings were recorded at fair value at initial recognition.  The fair value measurement for these were Level 2. Subsequently, these were measured at amortized cost and accreted to their nominal value over their respective terms. At September 30, 2022, the fair value for accrued royalties liability determined using a discount rate of 24% (2021 - 13.7%) would be $869,219 (2021 - $1,105,756).  Using the same market discount rate, the fair value of the borrowings would be $68,750 at September 30, 2022 (2021 - $49,825).

Financial risk management

We are exposed to a number of financial risks arising through the normal course of business as well as through its financial instruments. Our overall business strategies, tolerance of risk and general risk management philosophy are determined by our Board of Directors in accordance with prevailing economic and operating conditions.

(a) Interest rate risk

Interest rate risk is the risk that the fair value of cash flows of a financial instrument will fluctuate because of changes in market interest rates. At September 30, 2022, our borrowings were all subject fixed interest rate and therefore these were not subject to interest rate risk.  At September 30, 2021, our borrowing was interest free.

(b) Foreign currency risk

Foreign currency risk is the risk that the future cash flows or fair value of our financial instruments that are denominated in a currency that is not our functional currency will fluctuate due to a change in foreign exchange rates.

For the years ended September 30, 2022 and 2021, our revenue was substantially denominated in U.S. dollar driven by contracts with U.S. prime contractors in the defense sector.  We also procure certain raw materials denominated in U.S. dollar for product development. Accordingly, we are exposed to the U.S. dollar currency. Where a natural hedge cannot be achieved, a significant change in the U.S. dollar currency could have a significant effect on our financial performance, financial position and cash flows. Currently, we do not use derivative instruments to hedge its U.S. dollar exposure.

At September 30, 2022, we had the following net U.S. dollar exposure:

Total USD
Net liabilities in U.S. subsidiary	$34,623

US denominated:
Assets	$70,187
Liabilities	(1,015,090)

Net U.S. dollar exposure	$(979,526)

Impact to profit or loss if 5% movement in the U.S.	$(48,976)

During the year ended September 30, 2022, we recorded foreign exchange gain of $28,780 (2021 - foreign exchange loss of $3,742; 2020 - foreign exchange loss of $13,937).

(c) Credit risk

Credit risk is the risk of financial loss to KWESST if a counterparty to a financial instrument fails to meet its contractual obligations. Our credit risk exposure is limited to cash, and trade and other receivables. Refer to Note 5 for the breakdown of our trade and other receivables.  We enter into contracts with either large, financially sound global general contractors or law enforcement agencies, which mitigates the credit risk. At September 30, 2022, our trade receivable was $114,877 (2021 - $nil), of which $53,233 was overdue by more than 60 days from law enforcement agencies.

(d)  Liquidity risk

Liquidity risk is the risk that we will be unable to meet our financial obligations as they become due. Our objective is to ensure that we have sufficient cash to meet our near-term obligation when they become due, under both normal and stressed condition, without incurring unacceptable losses or risking reputational damage to KWESST. A key risk in managing liquidity is the degree of uncertainty in our cash flows due to our early stage in operations and the need for additional capital to fund our business strategies (see Note 2(a)).

At September 30, 2022, our contractual obligations were as follows:

Payment due:	Total	Within 1 Year	1 to 3 years	3 to 5 years
Accounts payable and accrued liabilities	$4,459,481	$4,459,481	$-	$-
Borrowings	2,648,280	2,548,280	100,000	-
Minimum royalty commitments	2,500,000	150,000	350,000	2,000,000
Lease obligations	327,600	93,600	187,200	46,800
Total contractual obligations	$9,935,361	$7,251,361	$637,200	$2,046,800

At September 30, 2022, we had $170,545 in cash and $5,409,487 in negative working capital (current assets less current liabilities).  See Note 27 (a), Subsequent Events - U.S. IPO and Canadian Offering.